ACCOUNTS PAYABLE - Schedule of Accounts Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCOUNTS PAYABLE
Payables for purchase of property, equipment and software	¥ 142,142		¥ 19,987
Payables for advertising expenses	32,277		30,646
Others	10,878		2,330
Total	¥ 185,297	$ 26,866	¥ 52,963